Basis of preparation and presentation of unaudited condensed consolidated financial information	6 Months Ended
Jun. 30, 2026
Basis of preparation and presentation of unaudited condensed consolidated financial information [Abstract]
Disclosure of basis of preparation of financial statements
2 BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL INFORMATION
The Company’s unaudited condensed consolidated interim financial information, for the three and six-month period ended June 30, 2026, are prepared in compliance with the international accounting standard IAS 34 Interim Financial Reporting issued by the International Accounting Standards Board (“IASB”) and disclose all the applicable significant information related to the financial information, which is consistent with the information used by Management in the performance of its duties.
The Company’s unaudited condensed consolidated interim financial information are expressed in thousands of Brazilian Reais (“R$”), as well as the amounts of other currencies, when applicable, were also expressed in thousands, unless otherwise stated.
The preparation of unaudited condensed consolidated interim financial information requires Management to make judgments, use estimates and adopt policies in the process of applying accounting practices that affect the disclosed amounts of revenues, expenses, assets and liabilities, including the disclosure of contingent liabilities assumed. However, the uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of certain assets and liabilities in future periods.
The Company reviews its judgments, estimates and assumptions continually as disclosed in the annual financial statements for the year ended December 31, 2025 (Note 3.2.19). For the six-month period ended June 30, 2026, there were no changes in these judgments, estimates and assumptions compared to disclosed on December 31, 2025.
The unaudited condensed consolidated interim financial information was prepared on historical cost basis, except for the following material items recognized:
(i)Derivative and non-derivative financial instruments measured at fair value;
(ii)Share-based payments and employee benefits measured at fair value; and
(iii)Biological assets measured at fair value;
The unaudited condensed consolidated interim financial information has been prepared under the assumption that no material uncertainties exist with respect to events or conditions that may cast significant doubt regarding the Company's capacity to continue operating as going concern.